Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2013
Commitments outstanding

These commitments outstanding were as follows:

	Millions of yen
	March 31, 2013	September 30, 2013
Commitments to extend credit	¥369,988	¥405,727
Commitments to invest in partnerships	29,974	30,660
Commitments to purchase aircraft	30,143	12,822

Maturities of commitments

As of September 30, 2013, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥405,727	¥58,539	¥86,110	¥169,968	¥91,110
Commitments to invest in partnerships	30,660	19,182	478	1,211	9,789
Commitments to purchase aircraft	12,822	12,822	—	—	—

Information on derivative contracts and standby letters of credit and other guarantees

The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31, 2013		September 30, 2013
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥4,510,650	¥123,980,481	¥5,292,568	¥160,107,631
Standby letters of credit and other guarantees(3)	277	9,084	275	8,660

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2013 is ¥6,374 million and as of September 30, 2013 is ¥6,633 million.

Maturity information on derivative contracts and standby letters of credit and other guarantees

The maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees is scheduled as below as of September 30, 2013.

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,292,568	¥160,107,631	¥59,030,786	¥35,658,730	¥15,536,895	¥49,881,220
Standby letters of credit and other guarantees	275	8,660	8	399	—	8,253